UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile II Funds
(Institutional, Investor (formerly Initial Class) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	47.50%
Fixed Interest Contract	22.53
Large Cap Equity	10.86
International Equity	6.86
Mid Cap Equity	5.39
Real Estate Equity	4.97
Small Cap Equity	1.89
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,041.20	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.31
Investor Class
Actual	$1,000.00	$1,040.80	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.06
Class L
Actual	$1,000.00	$1,038.90	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.31
* Expenses are equal to the Fund's annualized expense ratio of 0.46% for the Institutional Class, 0.81% for the Investor Class and 1.06% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	33.02%
Fixed Interest Contract	22.00
Large Cap Equity	17.62
International Equity	11.12
Mid Cap Equity	8.71
Real Estate Equity	4.49
Small Cap Equity	3.04
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,054.00	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.56
Investor Class
Actual	$1,000.00	$1,051.30	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.31
Class L
Actual	$1,000.00	$1,050.80	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.56
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class, 0.86% for the Investor Class and 1.11% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.49%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.36%
Bond	24.00
Fixed Interest Contract	16.05
International Equity	15.34
Mid Cap Equity	12.07
Small Cap Equity	4.21
Real Estate Equity	3.97
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,067.60	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.96
Investor Class
Actual	$1,000.00	$1,065.40	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.71
Class L
Actual	$1,000.00	$1,063.10	$6.14
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.01
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class, 0.94% for the Investor Class and 1.20% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.19%
International Equity	19.03
Bond	18.04
Mid Cap Equity	15.00
Fixed Interest Contract	9.02
Small Cap Equity	5.24
Real Estate Equity	3.48
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,079.00	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.36
Investor Class
Actual	$1,000.00	$1,076.90	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
Class L
Actual	$1,000.00	$1,075.30	$6.53
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.36
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.21%
International Equity	26.56
Mid Cap Equity	20.94
Small Cap Equity	7.32
Real Estate Equity	2.97
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,101.60	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.06
Investor Class
Actual	$1,000.00	$1,098.70	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.81
Class L
Actual	$1,000.00	$1,098.50	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.05
* Expenses are equal to the Fund's annualized expense ratio of 0.81% for the Institutional Class, 1.16% for the Investor Class and 1.41% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,024,233	Great-West Core Bond Fund Institutional Class(a)	$49,187,243
6,685,412	Great-West Loomis Sayles Bond Fund Institutional Class(a)	64,380,516
3,399,603	Great-West Putnam High Yield Bond Institutional Class(a)	32,942,152
4,078,296	Great-West Short Duration Bond Fund Institutional Class(a)	40,375,134
6,597,642	Great-West Templeton Global Bond Fund Institutional Class(a)	61,094,165
5,103,786	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	49,098,417

TOTAL BOND MUTUAL FUNDS — 47.52% (Cost $300,216,651)		$297,077,627
EQUITY MUTUAL FUNDS
2,515,173	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	26,233,260
409,005	Great-West Invesco Small Cap Value Fund Institutional Class(a)	4,216,844
443,843	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,225,384
1,256,823	Great-West MFS International Growth Fund Institutional Class(a)	12,304,302
2,749,851	Great-West MFS International Value Fund Institutional Class(a)	30,550,846
1,868,900	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	19,305,736
Shares		Fair Value
Equity Mutual Funds — (continued)
308,847	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 3,391,136
2,447,769	Great-West Putnam Equity Income Fund Institutional Class(a)	24,281,864
3,376,848	Great-West Real Estate Index Fund Institutional Class(a)	31,100,771
2,650,982	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,336,014
807,707	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,511,675

TOTAL EQUITY MUTUAL FUNDS — 29.98% (Cost $176,610,459)		$187,457,832
Account Balance
FIXED INTEREST CONTRACT
140,944,761 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	140,944,761

TOTAL FIXED INTEREST CONTRACT — 22.54% (Cost $140,944,761)		$140,944,761
TOTAL INVESTMENTS — 100.04% (Cost $617,771,871)		$625,480,220
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (258,007)
TOTAL NET ASSETS — 100.00%		$625,222,213

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,885,366	Great-West Core Bond Fund Institutional Class(a)	$18,457,735
2,501,972	Great-West Loomis Sayles Bond Fund Institutional Class(a)	24,093,990
1,275,509	Great-West Putnam High Yield Bond Institutional Class(a)	12,359,681
228,929	Great-West Short Duration Bond Fund Institutional Class(a)	2,266,403
2,469,957	Great-West Templeton Global Bond Fund Institutional Class(a)	22,871,800
1,917,217	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	18,443,625

TOTAL BOND MUTUAL FUNDS — 33.03% (Cost $98,814,928)		$ 98,493,234
EQUITY MUTUAL FUNDS
1,937,248	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	20,205,501
312,473	Great-West Invesco Small Cap Value Fund Institutional Class(a)	3,221,601
339,640	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,233,372
967,734	Great-West MFS International Growth Fund Institutional Class(a)	9,474,119
2,132,545	Great-West MFS International Value Fund Institutional Class(a)	23,692,580
1,452,036	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	14,999,530
Shares		Fair Value
Equity Mutual Funds — (continued)
236,293	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,594,494
1,892,420	Great-West Putnam Equity Income Fund Institutional Class(a)	18,772,802
1,455,427	Great-West Real Estate Index Fund Institutional Class(a)	13,404,479
2,047,818	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	18,798,969
622,925	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,793,202

TOTAL EQUITY MUTUAL FUNDS — 45.00% (Cost $125,149,124)		$134,190,649
Account Balance
FIXED INTEREST CONTRACT
65,636,905 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	65,636,905

TOTAL FIXED INTEREST CONTRACT — 22.01% (Cost $65,636,905)		$ 65,636,905
TOTAL INVESTMENTS — 100.04% (Cost $289,600,957)		$298,320,788
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (122,377)
TOTAL NET ASSETS — 100.00%		$298,198,411

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,857,931	Great-West Core Bond Fund Institutional Class(a)	$ 57,349,146
7,765,453	Great-West Loomis Sayles Bond Fund Institutional Class(a)	74,781,310
3,956,578	Great-West Putnam High Yield Bond Institutional Class(a)	38,339,244
709,257	Great-West Short Duration Bond Fund Institutional Class(a)	7,021,641
7,665,733	Great-West Templeton Global Bond Fund Institutional Class(a)	70,984,688
5,955,381	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	57,290,764

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $312,467,061)		$ 305,766,793
EQUITY MUTUAL FUNDS
11,464,099	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	119,570,555
1,852,058	Great-West Invesco Small Cap Value Fund Institutional Class(a)	19,094,716
2,019,174	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,222,532
5,709,709	Great-West MFS International Growth Fund Institutional Class(a)	55,898,054
12,560,772	Great-West MFS International Value Fund Institutional Class(a)	139,550,178
8,537,779	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	88,195,257
Shares		Fair Value
Equity Mutual Funds — (continued)
1,392,119	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 15,285,470
11,192,059	Great-West Putnam Equity Income Fund Institutional Class(a)	111,025,220
5,489,746	Great-West Real Estate Index Fund Institutional Class(a)	50,560,562
12,113,851	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	111,205,152
3,669,419	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,125,599

TOTAL EQUITY MUTUAL FUNDS — 59.98% (Cost $710,780,855)		$ 763,733,295
Account Balance
FIXED INTEREST CONTRACT
204,408,980 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	204,408,980

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $204,408,980)		$ 204,408,980
TOTAL INVESTMENTS — 100.04% (Cost $1,227,656,896)		$ 1,273,909,068
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (458,333)
TOTAL NET ASSETS — 100.00%		$ 1,273,450,735

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,630,294	Great-West Core Bond Fund Institutional Class(a)	$15,960,583
2,161,709	Great-West Loomis Sayles Bond Fund Institutional Class(a)	20,817,260
1,101,740	Great-West Putnam High Yield Bond Institutional Class(a)	10,675,862
1,157,649	Great-West Short Duration Bond Fund Institutional Class(a)	11,460,721
2,135,261	Great-West Templeton Global Bond Fund Institutional Class(a)	19,772,519
1,656,994	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	15,940,278

TOTAL BOND MUTUAL FUNDS — 18.05% (Cost $95,598,287)		$ 94,627,223
EQUITY MUTUAL FUNDS
5,867,085	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	61,193,692
950,416	Great-West Invesco Small Cap Value Fund Institutional Class(a)	9,798,788
1,033,155	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	9,835,635
2,923,100	Great-West MFS International Growth Fund Institutional Class(a)	28,617,152
6,409,382	Great-West MFS International Value Fund Institutional Class(a)	71,208,239
4,360,830	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	45,047,376
Shares		Fair Value
Equity Mutual Funds — (continued)
715,417	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 7,855,281
5,707,203	Great-West Putnam Equity Income Fund Institutional Class(a)	56,615,455
1,980,996	Great-West Real Estate Index Fund Institutional Class(a)	18,244,970
6,179,672	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	56,729,387
1,875,844	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,445,349

TOTAL EQUITY MUTUAL FUNDS — 72.97% (Cost $358,766,740)		$382,591,324
Account Balance
FIXED INTEREST CONTRACT
47,302,872 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	47,302,872

TOTAL FIXED INTEREST CONTRACT — 9.02% (Cost $47,302,872)		$ 47,302,872
TOTAL INVESTMENTS — 100.04% (Cost $501,667,899)		$524,521,419
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (200,840)
TOTAL NET ASSETS — 100.00%		$524,320,579

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
10,232,994	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$106,730,130
1,657,103	Great-West Invesco Small Cap Value Fund Institutional Class(a)	17,084,732
1,806,589	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,198,724
5,089,223	Great-West MFS International Growth Fund Institutional Class(a)	49,823,489
11,183,105	Great-West MFS International Value Fund Institutional Class(a)	124,244,300
7,590,556	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	78,410,445
1,244,925	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	13,669,274
9,975,777	Great-West Putnam Equity Income Fund Institutional Class(a)	98,959,706
Shares		Fair Value
Equity Mutual Funds — (continued)
2,116,431	Great-West Real Estate Index Fund Institutional Class(a)	$19,492,328
10,810,235	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	99,237,962
3,273,396	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,442,586

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $615,875,374)		$655,293,676
TOTAL INVESTMENTS — 100.04% (Cost $615,875,374)		$655,293,676
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (245,107)
TOTAL NET ASSETS — 100.00%		$655,048,569

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$625,480,220	$298,320,788	$1,273,909,068
Subscriptions receivable	372,163	410,871	3,412,623
Receivable for investments sold	763,897	15,961	177,551
Total Assets	626,616,280	298,747,620	1,277,499,242
LIABILITIES:
Payable for investments purchased	13,849	291,363	1,694,236
Payable for distribution fees	76,233	35,542	70,606
Payable for shareholder services fees	172,180	81,767	343,459
Payable to investment adviser	9,594	5,068	44,268
Redemptions payable	1,122,211	135,469	1,895,938
Total Liabilities	1,394,067	549,209	4,048,507
NET ASSETS	$625,222,213	$298,198,411	$1,273,450,735
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,987,653	$3,168,025	$15,588,605
Paid-in capital in excess of par	642,207,624	294,747,366	1,347,437,882
Net unrealized appreciation	7,708,349	8,719,831	46,252,172
Undistributed net investment income	2,738,958	422,911	8,510,684
Accumulated net realized loss	(34,420,371)	(8,859,722)	(144,338,608)
NET ASSETS	$625,222,213	$298,198,411	$1,273,450,735
NET ASSETS BY CLASS
Investor Class	$226,581,061	$107,986,934	$841,612,260
Class L	$371,963,751	$174,435,500	$350,371,971
Institutional Class	$26,677,401	$15,775,977	$81,466,504
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	100,000,000	250,000,000
Class L	55,000,000	35,000,000	45,000,000
Institutional Class	6,000,000	5,000,000	15,000,000
Issued and Outstanding
Investor Class	27,670,401	12,223,784	114,715,718
Class L	39,531,602	17,887,346	33,132,987
Institutional Class	2,674,526	1,569,122	8,037,342
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.19	$8.83	$7.34
Class L	$9.41	$9.75	$10.57
Institutional Class	$9.97	$10.05	$10.14
(a) Cost of investments, affiliated	$617,771,871	$289,600,957	$1,227,656,896
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
ASSETS:
Investments at fair value, affiliated(a)	$524,521,419	$655,293,676
Subscriptions receivable	367,899	528,649
Receivable for investments sold	468,347	401,794
Total Assets	525,357,665	656,224,119
LIABILITIES:
Payable for investments purchased	6,265	-
Payable for distribution fees	33,070	18,352
Payable for shareholder services fees	138,611	172,593
Payable to investment adviser	29,159	54,162
Redemptions payable	829,981	930,443
Total Liabilities	1,037,086	1,175,550
NET ASSETS	$524,320,579	$655,048,569
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,954,908	$8,415,253
Paid-in capital in excess of par	508,916,865	692,065,663
Net unrealized appreciation	22,853,520	39,418,302
Undistributed net investment income	1,988,329	4,900,632
Accumulated net realized loss	(15,393,043)	(89,751,281)
NET ASSETS	$524,320,579	$655,048,569
NET ASSETS BY CLASS
Investor Class	$319,305,359	$505,863,656
Class L	$161,862,429	$90,376,627
Institutional Class	$43,152,791	$58,808,286
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Institutional Class	10,000,000	10,000,000
Issued and Outstanding
Investor Class	38,485,072	71,137,532
Class L	16,823,452	7,238,651
Institutional Class	4,240,559	5,776,347
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.30	$7.11
Class L	$9.62	$12.49
Institutional Class	$10.18	$10.18
(a) Cost of investments, affiliated	$501,667,899	$615,875,374
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$977,267	$457,475	$1,467,825
Dividends, affiliated	5,971,935	2,427,213	9,100,123
Total Income	6,949,202	2,884,688	10,567,948
EXPENSES:
Management fees	288,686	138,341	610,620
Shareholder services fees – Investor Class	402,327	195,199	1,484,387
Shareholder services fees – Class L	564,514	262,580	519,678
Distribution fees – Class L	405,739	188,719	373,509
Total Expenses	1,661,266	784,839	2,988,194
Less amount waived for management fees	227,634	106,586	343,593
Net Expenses	1,433,632	678,253	2,644,601
NET INVESTMENT INCOME	5,515,570	2,206,435	7,923,347
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(1,604,741)	(960,928)	10,470,689
Net change in unrealized appreciation on investments	18,237,089	12,575,666	58,410,128
Net Realized and Unrealized Gain	16,632,348	11,614,738	68,880,817
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,147,918	$13,821,173	$76,804,164
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund
INVESTMENT INCOME:
Interest, affiliated	$335,683	$-
Dividends, affiliated	3,402,099	3,041,079
Total Income	3,737,782	3,041,079
EXPENSES:
Management fees	248,500	316,965
Shareholder services fees – Investor Class	554,580	878,719
Shareholder services fees – Class L	243,749	137,836
Distribution fees – Class L	175,202	99,068
Total Expenses	1,222,031	1,432,588
Less amount waived for management fees	78,514	-
Net Expenses	1,143,517	1,432,588
NET INVESTMENT INCOME	2,594,265	1,608,491
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,164,118	6,873,362
Net change in unrealized appreciation on investments	32,552,032	51,628,886
Net Realized and Unrealized Gain	33,716,150	58,502,248
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,310,415	$60,110,739
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Conservative Profile II Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$5,515,570	$9,679,865
Net realized gain (loss)	(1,604,741)	4,100,405
Net change in unrealized appreciation	18,237,089	14,851,887
Net Increase in Net Assets Resulting from Operations	22,147,918	28,632,157
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,320,713)	(4,788,113)
Class L	(2,948,654)	(3,234,220)
Institutional Class	(262,304)	(347,806)
From net investment income	(5,531,671)	(8,370,139)
From net realized gains
Investor Class	-	(5,734,431)
Class L	-	(5,526,988)
Institutional Class	-	(479,652)
From net realized gains	0	(11,741,071)
Total Distributions	(5,531,671)	(20,111,210)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	29,766,494	75,163,259
Class L	125,890,972	172,179,097
Institutional Class	5,290,355	25,030,623
Shares issued in reinvestment of distributions
Investor Class	2,320,713	10,522,544
Class L	2,948,654	8,761,208
Institutional Class	262,304	827,458
Shares redeemed
Investor Class	(44,911,810)	(108,946,756)
Class L	(45,501,969)	(70,134,591)
Institutional Class	(3,032,713)	(9,254,086)
Net Increase in Net Assets Resulting from Capital Share Transactions	73,033,000	104,148,756
Total Increase in Net Assets	89,649,247	112,669,703
NET ASSETS:
Beginning of Period	535,572,966	422,903,263
End of Period(a)	$625,222,213	$535,572,966
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Conservative Profile II Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,661,521	9,480,404
Class L	13,471,062	18,928,101
Institutional Class	534,009	2,612,971
Shares issued in reinvestment of distributions
Investor Class	283,014	1,324,625
Class L	313,020	961,934
Institutional Class	26,283	86,105
Shares redeemed
Investor Class	(5,513,441)	(13,723,210)
Class L	(4,873,711)	(7,732,798)
Institutional Class	(306,376)	(961,436)
Net Increase	7,595,381	10,976,696
(a) Including undistributed net investment income:	$2,738,958	$2,755,059
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderately Conservative Profile II Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$2,206,435	$4,304,291
Net realized gain (loss)	(960,928)	2,268,701
Net change in unrealized appreciation	12,575,666	8,869,488
Net Increase in Net Assets Resulting from Operations	13,821,173	15,442,480
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(934,032)	(2,074,644)
Class L	(1,141,323)	(1,517,079)
Institutional Class	(138,839)	(236,672)
From net investment income	(2,214,194)	(3,828,395)
From net realized gains
Investor Class	-	(3,473,010)
Class L	-	(3,134,983)
Institutional Class	-	(379,861)
From net realized gains	0	(6,987,854)
Total Distributions	(2,214,194)	(10,816,249)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	12,876,042	24,715,329
Class L	58,684,398	83,701,327
Institutional Class	2,018,108	19,515,981
Shares issued in reinvestment of distributions
Investor Class	934,032	5,547,654
Class L	1,141,323	4,652,062
Institutional Class	138,839	616,533
Shares redeemed
Investor Class	(23,632,310)	(39,150,532)
Class L	(21,476,580)	(29,962,684)
Institutional Class	(966,928)	(6,873,359)
Net Increase in Net Assets Resulting from Capital Share Transactions	29,716,924	62,762,311
Total Increase in Net Assets	41,323,903	67,388,542
NET ASSETS:
Beginning of Period	256,874,508	189,485,966
End of Period(a)	$298,198,411	$256,874,508
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderately Conservative Profile II Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,477,138	2,940,646
Class L	6,092,463	9,029,192
Institutional Class	205,891	2,051,941
Shares issued in reinvestment of distributions
Investor Class	105,660	659,083
Class L	116,939	501,112
Institutional Class	13,801	64,568
Shares redeemed
Investor Class	(2,706,931)	(4,684,571)
Class L	(2,233,957)	(3,244,784)
Institutional Class	(98,230)	(727,325)
Net Increase	2,972,774	6,589,862
(a) Including undistributed net investment income:	$422,911	$430,670
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderate Profile II Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$7,923,347	$20,636,110
Net realized gain	10,470,689	37,912,467
Net change in unrealized appreciation	58,410,128	32,909,876
Net Increase in Net Assets Resulting from Operations	76,804,164	91,458,453
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(6,135,477)	(15,599,308)
Class L	(1,292,378)	(2,284,964)
Institutional Class	(528,612)	(716,569)
From net investment income	(7,956,467)	(18,600,841)
From net realized gains
Investor Class	-	(49,533,585)
Class L	-	(9,442,219)
Institutional Class	-	(2,961,314)
From net realized gains	0	(61,937,118)
Total Distributions	(7,956,467)	(80,537,959)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	85,569,215	176,458,098
Class L	126,092,407	138,867,829
Institutional Class	12,771,110	71,890,645
Shares issued in reinvestment of distributions
Investor Class	6,135,477	65,132,893
Class L	1,292,378	11,727,183
Institutional Class	528,612	3,677,883
Shares redeemed
Investor Class	(149,492,729)	(317,125,737)
Class L	(49,021,826)	(65,104,276)
Institutional Class	(5,282,050)	(27,994,809)
Net Increase in Net Assets Resulting from Capital Share Transactions	28,592,594	57,529,709
Total Increase in Net Assets	97,440,291	68,450,203
NET ASSETS:
Beginning of Period	1,176,010,444	1,107,560,241
End of Period(a)	$1,273,450,735	$1,176,010,444
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderate Profile II Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,891,168	25,315,539
Class L	12,153,708	13,998,607
Institutional Class	1,290,904	7,630,160
Shares issued in reinvestment of distributions
Investor Class	835,896	9,395,743
Class L	122,269	1,182,277
Institutional Class	52,131	388,037
Shares redeemed
Investor Class	(20,729,164)	(45,455,468)
Class L	(4,730,549)	(6,608,061)
Institutional Class	(530,279)	(2,943,151)
Net Increase	356,084	2,903,683
(a) Including undistributed net investment income:	$8,510,684	$8,543,804
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderately Aggressive Profile II Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$2,594,265	$7,749,744
Net realized gain	1,164,118	16,597,653
Net change in unrealized appreciation	32,552,032	14,882,800
Net Increase in Net Assets Resulting from Operations	36,310,415	39,230,197
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,763,504)	(5,357,743)
Class L	(600,232)	(1,199,530)
Institutional Class	(251,431)	(448,195)
From net investment income	(2,615,167)	(7,005,468)
From net realized gains
Investor Class	-	(19,725,891)
Class L	-	(5,652,197)
Institutional Class	-	(1,959,389)
From net realized gains	0	(27,337,477)
Total Distributions	(2,615,167)	(34,342,945)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	26,659,979	56,382,757
Class L	68,325,590	78,498,990
Institutional Class	5,915,787	57,029,940
Shares issued in reinvestment of distributions
Investor Class	1,763,504	25,083,634
Class L	600,232	6,851,727
Institutional Class	251,431	2,407,584
Shares redeemed
Investor Class	(43,230,541)	(88,558,529)
Class L	(33,757,233)	(40,206,573)
Institutional Class	(2,949,781)	(24,350,332)
Net Increase in Net Assets Resulting from Capital Share Transactions	23,578,968	73,139,198
Total Increase in Net Assets	57,274,216	78,026,450
NET ASSETS:
Beginning of Period	467,046,363	389,019,913
End of Period(a)	$524,320,579	$467,046,363
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Moderately Aggressive Profile II Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,303,911	7,274,733
Class L	7,279,395	8,783,840
Institutional Class	604,192	6,073,472
Shares issued in reinvestment of distributions
Investor Class	212,727	3,249,554
Class L	62,394	767,300
Institutional Class	24,723	255,928
Shares redeemed
Investor Class	(5,334,239)	(11,392,155)
Class L	(3,594,370)	(4,506,053)
Institutional Class	(299,211)	(2,577,848)
Net Increase	2,259,522	7,928,771
(a) Including undistributed net investment income:	$1,988,329	$2,009,231
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Aggressive Profile II Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$1,608,491	$9,292,743
Net realized gain	6,873,362	35,300,964
Net change in unrealized appreciation	51,628,886	17,213,735
Net Increase in Net Assets Resulting from Operations	60,110,739	61,807,442
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,459,278)	(12,505,489)
Class L	-	(815,817)
Institutional Class	(182,446)	(613,706)
From net investment income	(1,641,724)	(13,935,012)
From net realized gains
Investor Class	-	(48,890,212)
Class L	-	(3,437,188)
Institutional Class	-	(3,350,320)
From net realized gains	0	(55,677,720)
Total Distributions	(1,641,724)	(69,612,732)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	56,477,715	110,052,920
Class L	32,123,213	40,949,981
Institutional Class	13,809,174	44,220,098
Shares issued in reinvestment of distributions
Investor Class	1,459,278	61,395,701
Class L	-	4,253,005
Institutional Class	182,446	3,964,026
Shares redeemed
Investor Class	(92,029,421)	(192,435,473)
Class L	(15,214,086)	(22,064,503)
Institutional Class	(6,816,862)	(23,248,837)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,008,543)	27,086,918
Total Increase in Net Assets	48,460,472	19,281,628
NET ASSETS:
Beginning of Period	606,588,097	587,306,469
End of Period(a)	$655,048,569	$606,588,097
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Aggressive Profile II Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,241,359	16,584,982
Class L	2,676,428	3,653,133
Institutional Class	1,411,856	4,836,078
Shares issued in reinvestment of distributions
Investor Class	205,532	9,456,045
Class L	-	378,286
Institutional Class	17,940	431,715
Shares redeemed
Investor Class	(13,375,300)	(28,924,979)
Class L	(1,265,218)	(1,994,322)
Institutional Class	(700,185)	(2,518,015)
Net Increase (Decrease)	(2,787,588)	1,902,923
(a) Including undistributed net investment income:	$4,900,632	$4,933,865
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2017 (Unaudited)
Great-West Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$22,147,918
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(114,568,960)
Proceeds from sale of investments	42,487,326
Increase in accrued interest on Great-West Life & Annuity Contract	(977,267)
Net realized loss	1,604,741
Net change in unrealized appreciation	(18,237,089)
Decrease in dividends receivable	955
Decrease in receivable for investments sold	425,705
Increase in payable to investment advisor	21
Increase in payable for shareholder services fees	21,705
Decrease in payable for investments purchased	(617,303)
Increase in payable for distribution fees	20,276
Net Cash Used by Operating Activities	(67,691,972)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	161,699,787
Payment on shares redeemed	(94,007,815)
Net Cash Provided in Financing Activities	67,691,972
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$5,531,671
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2017 (Unaudited)
Great-West Moderately Conservative Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$13,821,173
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(60,513,476)
Proceeds from sale of investments	31,242,025
Increase in accrued interest on Great-West Life & Annuity Contract	(457,475)
Net realized loss	960,928
Net change in unrealized appreciation	(12,575,666)
Decrease in dividends receivable	744
Increase in receivable for investments sold	(3,696)
Increase in payable to investment advisor	125
Increase in payable for shareholder services fees	10,262
Increase in payable for investments purchased	28,028
Increase in payable for distribution fees	9,374
Net Cash Used by Operating Activities	(27,477,654)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	73,591,399
Payment on shares redeemed	(46,113,745)
Net Cash Provided in Financing Activities	27,477,654
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$2,214,194
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
For the period ended June 30, 2017 (Unaudited)
Great-West Moderate Profile II Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$76,804,164
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(145,195,847)
Proceeds from sale of investments	118,067,501
Increase in accrued interest on Great-West Life & Annuity Contract	(1,467,825)
Net realized gain	(10,470,689)
Net change in unrealized appreciation	(58,410,128)
Decrease in dividends receivable	4,680
Decrease in receivable for investments sold	2,592,030
Increase in payable to investment advisor	716
Increase in payable for shareholder services fees	16,307
Decrease in payable for investments purchased	(315,233)
Increase in payable for distribution fees	19,674
Net Cash Used by Operating Activities	(18,354,650)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	224,606,874
Payment on shares redeemed	(206,252,224)
Net Cash Provided in Financing Activities	18,354,650
Net Increase in Cash	0
CASH:
Beginning of period	0
End of period	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$7,956,467
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 7.95	0.08	0.24	0.32	(0.08)	-	(0.08)	$8.19	4.08% (d)
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$7.82	(0.95%)
12/31/2014	$ 8.61	0.24	0.20	0.44	(0.27)	(0.32)	(0.59)	$8.46	5.05%
12/31/2013	$ 8.56	0.24	0.40	0.64	(0.21)	(0.38)	(0.59)	$8.61	7.68%
12/31/2012	$ 8.20	0.21	0.54	0.75	(0.23)	(0.16)	(0.39)	$8.56	9.10%
Class L
06/30/2017(Unaudited)	$ 9.13	0.09	0.27	0.36	(0.08)	-	(0.08)	$9.41	3.89% (d)
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$8.93	(1.15%)
12/31/2014	$ 9.63	0.28	0.18	0.46	(0.23)	(0.32)	(0.55)	$9.54	4.79%
12/31/2013	$ 9.48	0.28	0.42	0.70	(0.17)	(0.38)	(0.55)	$9.63	7.43%
12/31/2012	$ 9.10	0.41	0.39	0.80	(0.26)	(0.16)	(0.42)	$9.48	8.89%
Institutional Class
06/30/2017(Unaudited)	$ 9.67	0.12	0.28	0.40	(0.10)	-	(0.10)	$9.97	4.12% (d)
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$9.67	6.66%
12/31/2015 (e)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$9.39	(2.28%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$226,581	0.45% (h)	0.37% (h)	1.88% (h)	7% (d)
12/31/2016	$232,585	0.45%	0.38%	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	2.22%	33% (i)
12/31/2014	$327,351	0.10%	0.10%	2.70%	20%
12/31/2013	$342,761	0.10%	0.10%	2.66%	36%
12/31/2012	$326,193	0.10%	0.10%	2.42%	24%
Class L
06/30/2017 (Unaudited)	$371,964	0.70% (h)	0.62% (h)	1.90% (h)	7% (d)
12/31/2016	$279,584	0.70%	0.63%	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	2.35%	33% (i)
12/31/2014	$ 89,421	0.35%	0.35%	2.87%	20%
12/31/2013	$ 59,915	0.35%	0.35%	2.85%	36%
12/31/2012	$ 30,931	0.35%	0.35%	4.29%	24%
Institutional Class
06/30/2017 (Unaudited)	$ 26,677	0.10% (h)	0.02% (h)	2.36% (h)	7% (d)
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
12/31/2015 (e)	$ 6,412	0.10% (h)	0.02% (h)	3.15% (h)	33% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 8.47	0.07	0.36	0.43	(0.07)	-	(0.07)	$ 8.83	5.13% (d)
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$ 8.28	(0.82%)
12/31/2014	$ 9.10	0.27	0.26	0.53	(0.28)	(0.38)	(0.66)	$ 8.97	5.79%
12/31/2013	$ 8.66	0.29	0.73	1.02	(0.23)	(0.35)	(0.58)	$ 9.10	12.03%
12/31/2012	$ 8.07	0.19	0.69	0.88	(0.19)	(0.10)	(0.29)	$ 8.66	10.83%
Class L
06/30/2017(Unaudited)	$ 9.34	0.07	0.40	0.47	(0.06)	-	(0.06)	$ 9.75	5.08% (d)
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$ 9.10	(1.03%)
12/31/2014	$ 9.85	0.43	0.12	0.55	(0.25)	(0.38)	(0.63)	$ 9.77	5.56%
12/31/2013	$ 9.32	0.33	0.74	1.07	(0.19)	(0.35)	(0.54)	$ 9.85	11.62%
12/31/2012	$ 8.71	0.33	0.59	0.92	(0.21)	(0.10)	(0.31)	$ 9.32	10.64%
Institutional Class
06/30/2017(Unaudited)	$ 9.62	0.10	0.42	0.52	(0.09)	-	(0.09)	$10.05	5.40% (d)
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
12/31/2015 (e)	$10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$ 9.35	(2.85%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$107,987	0.45% (h)	0.37% (h)	1.60% (h)	11% (d)
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	2.26%	28% (i)
12/31/2014	$118,432	0.10%	0.10%	2.90%	19%
12/31/2013	$110,669	0.10%	0.10%	3.16%	30%
12/31/2012	$ 82,253	0.10%	0.10%	2.28%	32%
Class L
06/30/2017 (Unaudited)	$174,436	0.70% (h)	0.62% (h)	1.55% (h)	11% (d)
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	2.47%	28% (i)
12/31/2014	$ 28,566	0.35%	0.35%	4.27%	19%
12/31/2013	$ 8,787	0.35%	0.35%	3.38%	30%
12/31/2012	$ 2,712	0.35%	0.35%	3.53%	32%
Institutional Class
06/30/2017 (Unaudited)	$ 15,776	0.10% (h)	0.02% (h)	2.00% (h)	11% (d)
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
12/31/2015 (e)	$ 547	0.10% (h)	0.02% (h)	3.63% (h)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 6.94	0.05	0.40	0.45	(0.05)	-	(0.05)	$ 7.34	6.54% (d)
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24	0.28	0.52	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
12/31/2013	$ 7.41	0.26	0.94	1.20	(0.23)	(0.41)	(0.64)	$ 7.97	16.29%
12/31/2012	$ 6.93	0.13	0.73	0.86	(0.15)	(0.23)	(0.38)	$ 7.41	12.47%
Class L
06/30/2017(Unaudited)	$ 9.98	0.06	0.57	0.63	(0.04)	-	(0.04)	$10.57	6.31% (d)
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$10.60	0.34	0.32	0.66	(0.22)	(0.54)	(0.76)	$10.50	6.22%
12/31/2013	$ 9.67	0.44	1.09	1.53	(0.19)	(0.41)	(0.60)	$10.60	16.03%
12/31/2012	$ 8.96	0.30	0.79	1.09	(0.15)	(0.23)	(0.38)	$ 9.67	12.16%
Institutional Class
06/30/2017(Unaudited)	$ 9.56	0.09	0.56	0.65	(0.07)	-	(0.07)	$10.14	6.76% (d)
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015 (e)	$10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 841,612	0.45% (h)	0.39% (h)	1.28% (h)	10% (d)
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	2.14%	27% (i)
12/31/2014	$1,058,466	0.10%	0.10%	2.98%	16%
12/31/2013	$1,052,991	0.10%	0.10%	3.30%	26%
12/31/2012	$ 911,410	0.10%	0.10%	1.81%	27%
Class L
06/30/2017 (Unaudited)	$ 350,372	0.70% (h)	0.65% (h)	1.24% (h)	10% (d)
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	2.38%	27% (i)
12/31/2014	$ 86,301	0.35%	0.35%	3.13%	16%
12/31/2013	$ 57,709	0.35%	0.35%	4.21%	26%
12/31/2012	$ 20,369	0.35%	0.35%	3.08%	27%
Institutional Class
06/30/2017 (Unaudited)	$ 81,467	0.10% (h)	0.04% (h)	1.72% (h)	10% (d)
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
12/31/2015 (e)	$ 19,943	0.10% (h)	0.05% (h)	4.18% (h)	27% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 7.75	0.04	0.56	0.60	(0.05)	-	(0.05)	$ 8.30	7.69% (d)
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$ 7.69	(0.64%)
12/31/2014	$ 8.77	0.28	0.34	0.62	(0.28)	(0.57)	(0.85)	$ 8.54	7.06%
12/31/2013	$ 7.81	0.33	1.25	1.58	(0.24)	(0.38)	(0.62)	$ 8.77	20.44%
12/31/2012	$ 7.07	0.13	0.86	0.99	(0.13)	(0.12)	(0.25)	$ 7.81	14.07%
Class L
06/30/2017(Unaudited)	$ 8.98	0.04	0.64	0.68	(0.04)	-	(0.04)	$ 9.62	7.53% (d)
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$ 8.82	(0.99%)
12/31/2014	$ 9.80	0.43	0.24	0.67	(0.24)	(0.57)	(0.81)	$ 9.66	6.84%
12/31/2013	$ 8.67	0.59	1.15	1.74	(0.23)	(0.38)	(0.61)	$ 9.80	20.17%
12/31/2012	$ 7.85	0.21	0.86	1.07	(0.13)	(0.12)	(0.25)	$ 8.67	13.76%
Institutional Class
06/30/2017(Unaudited)	$ 9.49	0.07	0.68	0.75	(0.06)	-	(0.06)	$10.18	7.90% (d)
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
12/31/2015 (e)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$ 9.25	(3.22%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$319,305	0.45% (h)	0.42% (h)	1.03% (h)	10% (d)
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	2.09%	29% (i)
12/31/2014	$340,089	0.10%	0.10%	3.16%	15%
12/31/2013	$310,499	0.10%	0.10%	3.85%	21%
12/31/2012	$219,542	0.10%	0.10%	1.67%	32%
Class L
06/30/2017 (Unaudited)	$161,862	0.70% (h)	0.67% (h)	0.96% (h)	10% (d)
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	2.41%	29% (i)
12/31/2014	$ 29,225	0.35%	0.35%	4.25%	15%
12/31/2013	$ 10,506	0.35%	0.35%	6.05%	21%
12/31/2012	$ 1,587	0.35%	0.35%	2.44%	32%
Institutional Class
06/30/2017 (Unaudited)	$ 43,153	0.10% (h)	0.07% (h)	1.43% (h)	10% (d)
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
12/31/2015 (e)	$ 1,473	0.10% (h)	0.07% (h)	3.96% (h)	29% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE II FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 6.49	0.02	0.62	0.64	(0.02)	-	(0.02)	$ 7.11	9.87% (d)
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27	0.42	0.69	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
12/31/2013	$ 7.28	0.35	1.74	2.09	(0.18)	(0.96)	(1.14)	$ 8.23	29.07%
12/31/2012	$ 6.42	0.07	0.99	1.06	(0.07)	(0.13)	(0.20)	$ 7.28	16.64%
Class L
06/30/2017(Unaudited)	$11.37	0.02	1.10	1.12	-	-	(0.00)	$12.49	9.85% (d)
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45	0.54	0.99	(0.24)	(0.88)	(1.12)	$12.23	7.96%
12/31/2013	$10.48	0.69	2.30	2.99	(0.15)	(0.96)	(1.11)	$12.36	28.75%
12/31/2012	$ 9.18	0.17	1.33	1.50	(0.07)	(0.13)	(0.20)	$10.48	16.38%
Institutional Class
06/30/2017(Unaudited)	$ 9.27	0.05	0.89	0.94	(0.03)	-	(0.03)	$10.18	10.16% (d)
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015 (e)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$505,864	0.45% (h)	0.45% (h)	0.48% (h)	11% (d)
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	1.86%	28% (i)
12/31/2014	$651,746	0.10%	0.10%	3.26%	16%
12/31/2013	$645,735	0.10%	0.10%	4.22%	26%
12/31/2012	$523,785	0.10%	0.10%	0.96%	28%
Class L
06/30/2017 (Unaudited)	$ 90,377	0.70% (h)	0.70% (h)	0.36% (h)	11% (d)
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
12/31/2015	$ 41,987	0.60%	0.60%	2.02%	28% (i)
12/31/2014	$ 27,959	0.35%	0.35%	3.60%	16%
12/31/2013	$ 16,628	0.35%	0.35%	5.71%	26%
12/31/2012	$ 5,511	0.35%	0.35%	1.66%	28%
Institutional Class
06/30/2017 (Unaudited)	$ 58,808	0.10% (h)	0.10% (h)	0.93% (h)	11% (d)
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
12/31/2015 (e)	$ 20,858	0.10% (h)	0.10% (h)	4.56% (h)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Effective May 1, 2017, the Initial Class name changed to Investor Class. Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 30, 2017

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of June 30, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2017:
	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 01, 2017	$120,632,413	$56,512,577	$188,695,779	$42,133,828
Total interest received	977,267	457,475	1,467,825	335,683
Purchases	24,075,079	13,175,026	21,265,110	6,978,395
Sales	(4,739,998)	(4,508,173)	(7,019,734)	(2,145,034)
Ending Balance, June 30, 2017	$140,944,761	$65,636,905	$204,408,980	$47,302,872
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Semi-Annual Report - June 30, 2017

Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Conservative Profile II Fund	$625,737,830	$17,951,429	$(18,209,039)	$(257,610)
Great-West Moderately Conservative Profile II Fund	294,775,646	11,087,274	(7,542,132)	3,545,142
Great-West Moderate Profile II Fund	1,236,996,089	68,496,090	(31,583,111)	36,912,979
Great-West Moderately Aggressive Profile II Fund	507,763,778	28,769,991	(12,012,350)	16,757,641
Great-West Aggressive Profile II Fund	627,597,953	43,652,632	(15,956,909)	27,695,723
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.

Semi-Annual Report - June 30, 2017

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	5,024,233	$ 42,259,514	$ 8,773,859	$2,333,842	$ (96,877)	$ 638,674	$ 49,187,243
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,515,173	24,282,120	4,451,667	3,715,240	30,690	106,787	26,233,260
Great-West Invesco Small Cap Value Fund Institutional Class	409,005	3,728,110	997,696	461,737	21,560	14,141	4,216,844
Great-West Life & Annuity Contract	140,944,761	120,632,413	24,075,079	4,739,998	—	977,267	140,944,761
Great-West Loomis Sayles Bond Fund Institutional Class	6,685,412	55,146,856	11,164,389	3,470,288	(208,897)	1,350,237	64,380,516
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	443,843	3,737,767	964,392	494,824	(7,799)	17,555	4,225,384
Great-West MFS International Growth Fund Institutional Class	1,256,823	11,313,052	1,302,624	2,509,026	(247,240)	—	12,304,302
Great-West MFS International Value Fund Institutional Class	2,749,851	22,731,635	6,906,726	2,726,185	544,951	—	30,550,846
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,868,900	17,358,141	2,023,041	2,967,032	(43,234)	39,939	19,305,736
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	308,847	2,978,451	565,704	418,243	25,091	—	3,391,136
Great-West Putnam Equity Income Fund Institutional Class	2,447,769	20,486,236	4,091,783	1,583,207	10,028	172,341	24,281,864
Great-West Putnam High Yield Bond Institutional Class	3,399,603	25,639,515	8,478,777	1,522,065	10,583	773,862	32,942,152
Great-West Real Estate Index Fund Institutional Class	3,376,848	27,108,721	6,822,954	3,028,379	(224,422)	455,239	31,100,771
Great-West Short Duration Bond Fund Institutional Class	4,078,296	34,029,151	7,607,341	1,507,965	(40,201)	386,229	40,375,134
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,650,982	20,482,638	4,471,672	1,785,499	(220,425)	325,485	24,336,014
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	807,707	6,507,054	824,415	860,052	(85,184)	—	7,511,675
Great-West Templeton Global Bond Fund Institutional Class	6,597,642	55,030,573	12,180,730	7,699,369	(989,982)	1,074,773	61,094,165
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,103,786	42,337,024	8,866,111	2,269,116	(83,383)	616,673	49,098,417
					$(1,604,741)	$6,949,202	$625,480,220

Semi-Annual Report - June 30, 2017

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	1,885,366	$15,979,805	$ 3,701,397	$1,360,546	$ 7,737	$ 241,544	$ 18,457,735
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,937,248	18,827,116	3,695,565	3,225,313	53,885	83,075	20,205,501
Great-West Invesco Small Cap Value Fund Institutional Class	312,473	2,870,248	878,523	490,229	16,664	10,921	3,221,601
Great-West Life & Annuity Contract	65,636,905	56,512,577	13,175,026	4,508,173	—	457,475	65,636,905
Great-West Loomis Sayles Bond Fund Institutional Class	2,501,972	20,797,548	4,615,847	1,962,745	(146,159)	509,655	24,093,990
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	339,640	2,903,161	805,993	498,148	(14,802)	13,584	3,233,372
Great-West MFS International Growth Fund Institutional Class	967,734	8,777,880	1,204,387	2,173,168	(161,992)	—	9,474,119
Great-West MFS International Value Fund Institutional Class	2,132,545	17,665,416	5,701,128	2,562,062	344,128	—	23,692,580
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,452,036	13,528,187	1,960,982	2,756,615	(62,121)	30,940	14,999,530
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	236,293	2,284,383	496,113	384,464	25,267	—	2,594,494
Great-West Putnam Equity Income Fund Institutional Class	1,892,420	15,851,884	3,403,069	1,546,625	(64,380)	134,212	18,772,802
Great-West Putnam High Yield Bond Institutional Class	1,275,509	9,687,246	3,445,581	937,240	(32,603)	292,412	12,359,681
Great-West Real Estate Index Fund Institutional Class	1,455,427	11,895,134	3,340,657	2,057,595	(234,196)	196,798	13,404,479
Great-West Short Duration Bond Fund Institutional Class	228,929	1,722,975	688,334	157,056	(1,220)	21,880	2,266,403
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,047,818	15,920,374	3,661,735	1,704,701	(191,107)	253,391	18,798,969
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	622,925	5,062,262	758,473	839,543	(72,914)	—	5,793,202
Great-West Templeton Global Bond Fund Institutional Class	2,469,957	20,681,751	5,219,549	3,666,062	(410,034)	405,599	22,871,800
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,917,217	16,009,177	3,761,117	1,372,668	(17,081)	233,202	18,443,625
					$(960,928)	$2,884,688	$298,320,788
Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	5,857,931	$ 53,151,948	$ 6,412,921	$ 2,852,966	$ (145,100)	$ 759,774	$ 57,349,146
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	11,464,099	119,551,248	10,885,357	16,921,618	(94,789)	486,759	119,570,555
Great-West Invesco Small Cap Value Fund Institutional Class	1,852,058	18,198,026	2,946,456	1,972,474	(62,003)	64,213	19,094,716

Semi-Annual Report - June 30, 2017

Great-West Moderate Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Life & Annuity Contract	204,408,980	$188,695,779	$21,265,110	$ 7,019,734	$ —	$ 1,467,825	$ 204,408,980
Great-West Loomis Sayles Bond Fund Institutional Class	7,765,453	69,252,413	7,832,202	4,246,287	(257,703)	1,567,793	74,781,310
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,019,174	18,312,144	2,821,519	2,190,360	(243,880)	79,878	19,222,532
Great-West MFS International Growth Fund Institutional Class	5,709,709	55,673,370	3,235,819	11,450,466	810,255	—	55,898,054
Great-West MFS International Value Fund Institutional Class	12,560,772	111,939,387	26,045,407	12,572,105	5,754,946	—	139,550,178
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,537,779	85,641,739	5,001,765	14,709,988	1,372,160	181,919	88,195,257
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,392,119	14,589,015	1,306,674	1,862,236	116,228	—	15,285,470
Great-West Putnam Equity Income Fund Institutional Class	11,192,059	100,714,850	10,695,595	4,149,450	2,485,381	786,011	111,025,220
Great-West Putnam High Yield Bond Institutional Class	3,956,578	32,211,855	7,550,926	1,904,126	(9,264)	899,596	38,339,244
Great-West Real Estate Index Fund Institutional Class	5,489,746	47,555,204	8,141,892	4,601,791	485,848	741,101	50,560,562
Great-West Short Duration Bond Fund Institutional Class	709,257	5,897,700	1,358,952	274,673	(2,202)	68,360	7,021,641
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,113,851	100,722,489	12,298,268	5,188,081	1,162,399	1,483,804	111,205,152
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,669,419	31,969,436	1,989,804	4,199,220	177,076	—	34,125,599
Great-West Templeton Global Bond Fund Institutional Class	7,665,733	69,164,142	8,700,126	8,611,209	(924,980)	1,248,662	70,984,688
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,955,381	53,191,335	6,707,056	2,870,029	(153,683)	732,253	57,290,764
					$10,470,689	$10,567,948	$1,273,909,068
Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	1,630,294	$14,263,817	$ 2,422,033	$ 853,798	$ 4,458	$ 210,818	$ 15,960,583
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	5,867,085	58,965,285	7,126,854	7,871,339	735	248,750	61,193,692
Great-West Invesco Small Cap Value Fund Institutional Class	950,416	9,011,602	1,801,844	997,959	(54,592)	32,816	9,798,788
Great-West Life & Annuity Contract	47,302,872	42,133,828	6,978,395	2,145,034	—	335,683	47,302,872
Great-West Loomis Sayles Bond Fund Institutional Class	2,161,709	18,605,909	2,921,187	1,235,626	(71,117)	436,592	20,817,260
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,033,155	9,057,184	1,735,521	1,094,364	(121,155)	40,772	9,835,635

Semi-Annual Report - June 30, 2017

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West MFS International Growth Fund Institutional Class	2,923,100	$27,460,443	$ 2,539,143	$6,577,636	$ (550,120)	$ —	$ 28,617,152
Great-West MFS International Value Fund Institutional Class	6,409,382	55,172,894	14,816,628	6,305,351	2,463,930	—	71,208,239
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,360,830	42,228,942	3,528,561	7,346,827	199,077	93,145	45,047,376
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	715,417	7,187,148	942,175	905,628	54,535	—	7,855,281
Great-West Putnam Equity Income Fund Institutional Class	5,707,203	49,672,734	6,997,606	3,050,255	113,953	401,398	56,615,455
Great-West Putnam High Yield Bond Institutional Class	1,101,740	8,622,611	2,500,615	586,838	(13,676)	250,742	10,675,862
Great-West Real Estate Index Fund Institutional Class	1,980,996	16,538,422	3,323,154	1,673,794	(77,815)	267,139	18,244,970
Great-West Short Duration Bond Fund Institutional Class	1,157,649	10,025,924	1,935,801	566,874	(4,378)	111,322	11,460,721
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,179,672	49,705,284	7,879,159	3,442,308	(327,129)	757,608	56,729,387
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,875,844	15,755,378	1,370,359	2,134,771	(179,255)	—	17,445,349
Great-West Templeton Global Bond Fund Institutional Class	2,135,261	18,542,457	3,358,559	2,610,142	(266,229)	347,753	19,772,519
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,656,994	14,274,902	2,484,597	854,707	(7,104)	203,244	15,940,278
					$1,164,118	$3,737,782	$524,521,419
Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	10,232,994	$107,112,870	$ 8,624,416	$14,312,449	$ 11,578	$ 434,895	$106,730,130
Great-West Invesco Small Cap Value Fund Institutional Class	1,657,103	16,308,298	2,485,151	1,624,162	(49,013)	57,408	17,084,732
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,806,589	16,390,623	2,291,086	1,715,560	(210,248)	71,378	17,198,724
Great-West MFS International Growth Fund Institutional Class	5,089,223	49,729,277	2,683,194	10,295,960	576,435	—	49,823,489
Great-West MFS International Value Fund Institutional Class	11,183,105	99,951,910	23,370,165	11,602,688	5,308,602	—	124,244,300
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	7,590,556	76,768,723	3,971,161	13,431,534	1,132,380	162,505	78,410,445
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,244,925	13,049,920	1,033,642	1,542,531	91,560	—	13,669,274
Great-West Putnam Equity Income Fund Institutional Class	9,975,777	90,238,118	8,793,217	5,465,004	218,895	702,461	98,959,706

Semi-Annual Report - June 30, 2017

Great-West Aggressive Profile II Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Real Estate Index Fund Institutional Class	2,116,431	$ 18,308,956	$ 3,240,536	$ 2,039,390	$ (1,267)	$ 286,986	$ 19,492,328
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,810,235	90,304,228	10,594,021	6,203,185	(479,480)	1,325,446	99,237,962
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,273,396	28,656,227	1,440,579	3,449,065	273,920	—	30,442,586
					$6,873,362	$3,041,079	$655,293,676
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile II Fund	$114,568,960	$42,487,326
Great-West Moderately Conservative Profile II Fund	60,513,476	31,242,025
Great-West Moderate Profile II Fund	145,195,847	118,067,501
Great-West Moderately Aggressive Profile II Fund	74,662,191	51,417,369
Great-West Aggressive Profile II Fund	68,527,167	78,554,889
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

5.  SUBSEQUENT EVENT
On February 23, 2017, the Board of Directors approved the merger of the Great-West Conservative Profile I (Target Fund) into the Great-West Conservative Profile II Fund (Acquiring Fund), the merger of the Great-West Moderately Conservative Profile I (Target Fund) into the Great-West Moderately Conservative Profile II Fund (Acquiring Fund), the merger of the Great-West Moderate Profile I (Target Fund) into the Great-West Moderate Profile II Fund (Acquiring Fund), the merger of the Great-West Moderately Aggressive Profile I (Target Fund) into the Great-West Moderately Aggressive Profile II Fund (Acquiring Fund), the merger of the Great-West Aggressive Profile I (Target Fund) into the Great-West Aggressive Profile II Fund (Acquiring Fund), with an effective date on or about July 14, 2017. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.
Effective July 17, 2017, the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and the Great-West Aggressive Profile II Fund names changed to the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and the Great-West Aggressive Profile Fund, respectively.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile Fund (formerly Great-West Aggressive Profile II Fund), Great-West Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile II Fund), Great-West Moderate Profile Fund (formerly Great-West Moderate Profile II Fund), Great-West Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile II Fund) and Great-West Conservative Profile Fund (formerly Great-West Conservative Profile II Fund) (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2016. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the Great-West Aggressive Profile Fund, the Board noted that the Fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2016 and that the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods.
For the Great-West Moderately Aggressive Profile Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the first quartile of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2016, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2016.
For the Great-West Moderate Profile Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the first quartile of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2016, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2016.
For the Great-West Moderately Conservative Profile Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the second, second, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2016, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2016.
For the Great-West Conservative Profile Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the second, first, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the three-year period ended December 31, 2016, it outperformed its benchmark index for the one-, five- and ten-year periods ended December 31, 2016.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in

comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that for the Great-West Aggressive Profile Fund, the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
For the Great-West Moderately Aggressive Profile Fund, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
For the Great-West Moderate Profile Fund, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
For the Great-West Moderately Conservative Profile Fund, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
For the Great-West Conservative Profile Fund, the Board noted that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017